Organization and Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Ownership percentage of the company	65.00%
Allowance for doubtful accounts	$ 0		$ 2
Working capital	5,442		$ 2,153
Reverse merger transaction	9,555
Net license fee	$ 77
Revenue recognition standard payment term minimum			30 days
Revenue recognition standard payment term maximum			12 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years		7 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Parent Company [Member]
Summary of Significant Accounting Policies [Line Items]
Net income attributable to noncontrolling interests	$ 2	$ 51
Accumulated deficit	(38,810)		$ (36,587)
Net loss attributable to controlling interest	$ (2,223)	$ (3,018)
Eco3D [Member]
Summary of Significant Accounting Policies [Line Items]
Holding interest of the company	65.00%
Executive of Eco3D [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interests	35.00%